Share-Based Payment (Details) $ / shares in Units, $ in Thousands			1 Months Ended						12 Months Ended
	Apr. 26, 2021 USD ($) shares	Apr. 22, 2021 USD ($) shares	Oct. 31, 2023 shares	Jun. 30, 2023 shares	Nov. 30, 2022 shares	Sep. 30, 2022	Jun. 30, 2022 shares	May 31, 2021 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 04, 2022
Share-Based Payment [Line Items]
Number of granted non-tradable share options								131,000	5,838,000	13,555,000	10,967,162
Non tradable share options and RSU's exercisable											10,967,162
RSUs vest period			3 years	3 years	3 years	4 years	3 years				3 years
Share option exercisable vesting term								4 years	4 years	4 years	4 years
Warrants granted											1,137,500
Warrants exercisable into ordinary shares									5,838,000	13,555,000	1,137,500
Exercise price of warrant (in Dollars per share) | $ / shares											$ 11.875
Warrant issuance expire term											4 years
Purchase of options granted									1,000,000
Share options vested period								3 years
Restricted stock units issued			70,000	200,000	75,000		210,000
Percentage of voting equity interests acquired												100.00%
Fair value of post acquisition compensation cost (in Dollars) | $		$ 7,756
Cash paid (in Dollars) | $									$ 522	$ 489
Share based payment awards for RSUs									299,455
Share-based payments expenses (in Dollars) | $									$ 20,101	$ 32,563	$ 29,782
Bottom of range [member]
Share-Based Payment [Line Items]
RSUs vest period									2 years	3 years
Exercise price of share options (in Dollars per share) | $ / shares								$ 7.69	$ 3.05	$ 2.52
Top of range [member]
Share-Based Payment [Line Items]
RSUs vest period									4 years	4 years
Exercise price of share options (in Dollars per share) | $ / shares								$ 9.33		$ 3.79
Employees Officers and Consultant [Member] | Bottom of range [member]
Share-Based Payment [Line Items]
Exercise price of share options (in Dollars per share) | $ / shares											$ 0
Employees Officers and Consultant [Member] | Top of range [member]
Share-Based Payment [Line Items]
Exercise price of share options (in Dollars per share) | $ / shares											$ 7.5
DeepCube [Member]
Share-Based Payment [Line Items]
Percentage of voting equity interests acquired		100.00%
Founder [Member]
Share-Based Payment [Line Items]
Ordinary shares issued		892,465
NanoFabrica [Member]
Share-Based Payment [Line Items]
Percentage of voting equity interests acquired	100.00%
Ordinary shares issued	1,178,008
Cash paid (in Dollars) | $									$ 3,937	$ 516
Share based payment awards for RSUs									76,928
Post aquisition compensation cost (in Dollars) | $	$ 10,941